As filed with the Securities and Exchange Commision on September 7, 2011

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number (811-05037)
Professionally Managed Portfolios

(Exact name of registrant as specified in charter)
615 East Michigan Street
Milwaukee, WI 53202

(Address of principal executive offices) (Zip code)
Eric W. Falkeis
Professionally Managed Portfolios
777 East Wisconsin Avenue
Milwaukee, WI 53202

(Name and address of agent for service)
(414) 765-5301

Registrant’s telephone number, including area code
Date of fiscal year end: December 31
Date of reporting period: June 30, 2011

Item 1.	Report to Stockholders.

 Semi-Annual Report
 June 30, 2011

WINSLOW
Green Mutual Funds

Winslow Green Growth Fund

Table of Contents

A Message to Our Shareholders	2

Expense Example	4

Schedule of Investments	5

Statement of Assets and Liabilities	8

Statement of Operations	9

Statements of Changes in Net Assets	10

Financial Highlights	11

Notes to Financial Statements	13

Winslow Green Mutual Funds

A Message to Our Shareholders

The Winslow Green Growth Fund Investor Shares (the “Fund”) underperformed the Russell 2000 Growth Index (the “Index”) during the first half of 2011. The Fund returned 1.04% compared to the Index return of 8.59% during a period of significant correction for many green segments of the economy. Concerns grew about economic growth as the year progressed, and debt challenges in the U.S. and abroad were largely unresolved as of June 30th. As a result, equity markets stalled and began to reverse course after a positive start to the year. Our underperformance reflects the general underperformance of clean technology stocks versus the broader market.

Within the renewable energy sector specifically, the race to build capacity and long-term market share in the emerging solar and wind markets coincided with sluggish energy demand across the globe, leading to rising inventories and disappointing sales. Additionally, the European debt crisis brought on austerity measures across the region, in some cases impacting European renewable energy Feed-In-Tariff and subsidy programs; while the actual impact on the market was not large, the perception of uncertainty in these programs dragged on equity valuations in the sector. Among our holdings, American Superconductor was a particular disappointment; the company announced a significant breakdown in sales to its key customer Sinovel, and as a result of this violation of our investment thesis, we exited the stock during the second quarter.

The pullback in commodities during the second quarter weighed on our holdings in the resource efficiency space. Notably, Schnitzer Steel declined due to sensitivity to the pullback in steel prices, and buildings efficiency firms such as Quanex, WaterFurnace and Lennox all declined in sympathy with residential and commercial energy prices.

Our sustainable food and beverage holdings were generally a bright spot in the portfolio. SodaStream surpassed expectations as it expanded in Europe and continued to make progress with its U.S. market entry, and Green Mountain Coffee Roasters turned in stellar results, further cementing its leadership of the single-serve packaged coffee category. While we are enthusiastic about the prospects for BioExx, the stock struggled in the first half, as investors reacted negatively to the firm’s slower than expected progress with commercializing its novel canola protein product.

We believe that the global economic environment will be a difficult one for the near future; if negative conditions continue, they are likely to continue to impact the development path of solutions to climate change and resource scarcity, given the relatively early stage of both of these megatrends. However, we are highly confident in the long-term demand for these sorts of solutions, based on the long-term challenge of providing food, water and energy to a growing global population from a declining resource base. And although the broad environment is suppressing equity returns, we feel that this creates remarkable opportunities for investors who are selective and patient. Those who can identify strong companies with the best chances to emerge as market leaders, have the potential to reap attractive returns as the economy recovers.

As such, we remain committed to our long-term investment thesis, and strongly believe that carefully selected investments in environmentally sustainable solutions have the potential to yield positive results over time. We thank you for your continued investment and as always, we welcome your thoughts and questions.

Sincerely,

Jackson W. Robinson
Portfolio Manager

Winslow Green Mutual Funds

A Message to Our Shareholders

Past performance does not guarantee future results.

The views in this report were those of the Fund manager as of June 30, 2011 and may not reflect their views on the date this report is first published or any time thereafter. These views are intended to assist shareholders in understanding their investment in the Fund and do not constitute investment advice.

Investment in growth stocks may be susceptible to rapid price swings, especially during periods of economic uncertainty. The Fund invests in small and medium capitalization companies, which present greater risk than larger companies due to limited product lines, markets and financial or managerial resources. The Fund invests in foreign securities, which present increased risk over U.S. investments in the form of currency fluctuation, different regulation, accounting standards, trading practices and levels of available information, generally higher transaction costs, and political risk. The Fund’s investment focus on green solutions companies presents increased risk over a more diversified portfolio, by limiting investment choices to specific sectors that may or may not perform as well as other industry sectors.

The Russell 2000 Growth Index measures the performance of Russell 2000 companies with high price-to-book ratios and high forecasted growth values. It is not possible to invest directly in an index.

Fund holdings and sector allocations are subject to change at any time and are not recommendations to buy or sell any security. Please see the schedule of investments for complete fund holdings.

Before investing you should carefully consider the Fund’s investment objectives, risks, charges and expenses. This and other information is in the summary and statutory prospectuses, a copy of which may be obtained by calling (888) 314-9049 or visiting the Fund’s website. Read and consider it carefully before you invest.

Winslow Green Mutual Funds

Expense Example
For the Six Months Ended June 30, 2011 (Unaudited)

As a shareholder of the Winslow Green Growth Fund (the “Fund”) you incur two types of costs: (1) transaction costs, including sales charges or loads; and (2) ongoing costs, including investment advisory fees; distribution and/or service fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2011 – June 30, 2011).

Actual Expenses – The first line of the table provides information about actual account values based on actual returns and actual expenses. You will be assessed fees for outgoing wire transfers, returned checks and stop payment orders at prevailing rates charged by U.S. Bancorp Fund Services, LLC, the Fund’s transfer agent. If you request a redemption be made by wire transfer, currently, the Fund’s transfer agent charges a $15.00 fee. You will be charged a redemption or exchange fee equal to 2.00% of the net amount of the redemption or exchange if you redeem or exchange your shares less than 90 days after you purchase them. Investment Retirement Accounts (IRAs) will be charged a $15.00 annual maintenance fee. To the extent the Fund invests in shares of other investment companies as part of its investment strategy, you will indirectly bear your proportionate share of any fees and expenses charged by the underlying funds in which the Fund invests in addition to the expenses of the Fund. Actual expenses of the underlying funds may vary. These expenses are not included in the example. The example includes, but is not limited to, investment advisory fees, shareholder servicing fees, fund accounting, custody and transfer agent fees. However, the example does not include portfolio trading commissions and related expenses, interest expense or dividends on short positions taken by the Fund and other extraordinary expenses as determined under generally accepted accounting principles. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes – The second line of the table provides information about hypothetical account values based on a hypothetical return and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

			Expenses Paid
	Beginning	Ending	During the Period
	Account Value	Account Value	January 1, 2011 –
	January 1, 2011	June 30, 2011	June 30, 2011*

Investor Class Actual	$1,000	$1,010	$6.93
Investor Class Hypothetical (5% annual return before expenses)	$1,000	$1,018	$6.95
Institutional Class Actual	$1,000	$1,012	$5.44
Institutional Class Hypothetical (5% annual return before expenses)	$1,000	$1,019	$5.46

*	Expenses are equal to the Fund’s expense ratio for the most recent six month period of 1.39% (after fees recouped) for Investor shares and 1.09% (after fees recouped) for Institutional shares, multiplied by the average account value over the period multiplied by 181/365 (to reflect the six months ended June 30, 2011).

Winslow Green Mutual Funds

Winslow Green Growth Fund
Schedule of Investments
June 30, 2011 (Unaudited)

Shares	Security Description	Value

COMMON STOCKS – 94.5%
Clean Energy – 5.2%
98,080	First Solar, Inc.(a)	$12,973,042
620,500	Protonex Technology Corp.(a)(b)(c)	—
4,616	Rogers Corp.(a)	213,259

		13,186,301

Environmental Services – 7.1%
27,649	Clean Harbors, Inc.(a)	2,854,759
1,000,000	Newalta Corp.(b)	12,577,117
633,000	World Energy Solutions, Inc.(a)(b)(d)	2,658,600

		18,090,476

Green Building – 14.6%
130,485	Acuity Brands, Inc.	7,278,453
354,765	Apogee Enterprises, Inc.	4,544,540
160,000	Lennox International, Inc.	6,891,200
410,971	Quanex Building Products Corp.	6,735,815
520,000	WaterFurnace Renewable Energy, Inc.	11,969,516

		37,419,524

Green Transportation – 9.0%
85,246	Hub Group, Inc.(a)	3,210,364
37,639	Polypore International, Inc.(a)	2,553,430
129,290	Wabtec Corp.	8,496,939
362,787	Westport Innovations, Inc.(a)	8,714,144

		22,974,877

Resource Efficiency – 22.4%
300,000	A.O. Smith Corp.	12,690,000
681,185	Horsehead Holdings(a)	9,073,384
210,909	Rockwood Holdings, Inc.(a)	11,661,159
180,564	Schnitzer Steel Industries, Inc.	10,400,486
127,704	Trimble Navigation Ltd.(a)	5,062,187
336,791	Volterra Semiconductor Corp.(a)	8,305,266

		57,192,482

Sustainable Living – 21.9%
6,500,000	BioExx Specialty Proteins Ltd.(a)	6,739,592
133,811	Green Mountain Coffee Roasters, Inc.(a)(e)	11,943,970
2,572,609	Jamba, Inc.(a)	5,505,383
29	OM Foods Ltd.(a)(b)(c)	—
212,264	SodaStream International Ltd.(a)	12,907,774
1,293,836	SunOpta, Inc.(a)	9,199,174
154,449	Whole Foods Market, Inc.	9,799,789

		56,095,682

Water Management – 14.3%
172,966	GLV, Inc.	1,192,622
107,139	Lindsay Corp.	7,371,163
300,199	Nalco Holding Company	8,348,534

The accompanying notes are an integral part of these financial statements.

Winslow Green Mutual Funds

Winslow Green Growth Fund
Schedule of Investments (Continued)
June 30, 2011 (Unaudited)

Shares	Security Description	Value

Water Management – 14.3% (Continued)
317,108	Pentair, Inc.	$12,798,479
1,735,411	Pure Technologies(a)(b)	6,873,627

		36,584,425

Total Common Stocks (Cost $180,016,551)		241,543,767

Warrants – 0.0%
412,283	Capstone Turbine, Expires 9/17/2013 at $1.74(a)(b)(c)	—

Total Warrants (Cost $0)		—

Short-Term Investments – 6.8%
5,481,170	Fidelity Government Portfolio, 0.01%(f)	5,481,170
11,839,449	Fidelity Institutional Money Market Fund, 0.08%(f)	11,839,449

Total Short-Term Investments (Cost $17,320,619)		17,320,619

Total Investments – 101.3% (Cost $197,337,170)		258,864,386

Liabilities in Excess of Other Assets – (1.3)%		(3,343,248)

NET ASSETS – 100.0%		$255,521,138

SCHEDULE OF CALL OPTIONS WRITTEN

Contracts
(100 shares per contract)	Security Description	Strike Price	Expiration	Value

1,010	Green Mountain Coffee Roasters, Inc.(a)	$100.00	09/17/11	$(358,550)

	Total Call Options Written (Premiums received $252,145)			$(358,550)

(a)	Non-income producing security.
(b)	A portion of these securities are considered illiquid. As of June 30, 2011, the total market value of illiquid securities was $17,756,596 or 6.9% of net assets.
(c)	Securities are fair valued under the supervision of the Board of Trustees. See Note 2 of the Notes to Financial Statements.
(d)	Affiliated company as defined by the Investment Company Act of 1940. See Note 6 of the Notes to Financial Statements.
(e)	Held in connection with open written call options.
(f)	Annualized seven-day yield as of June 30, 2011.

The accompanying notes are an integral part of these financial statements.

Winslow Green Mutual Funds

Winslow Green Growth Fund
Schedule of Investments
June 30, 2011 (Unaudited)

PORTFOLIO HOLDINGS
% of Total Investments

Resource Efficiency	22.1%
Sustainable Living	21.7%
Green Building	14.5%
Water Management	14.1%
Green Transportation	8.8%
Environmental Services	7.0%
Short-Term Investments	6.7%
Clean Energy	5.1%
Warrants	0.0%

100.0%

The accompanying notes are an integral part of these financial statements.

Winslow Green Mutual Funds

Statement of Assets and Liabilities
June 30, 2011 (Unaudited)

Winslow Green
Growth Fund

ASSETS
Investments in securities, market value:
Unaffiliated issuers (cost $191,624,837)	$256,205,786
Affiliated issuers (cost $5,712,333) (Note 6)	2,658,600

Total investments, at value (cost $197,337,170)	$258,864,386
Receivables:
Investment securities sold	406,126
Fund shares sold	171,762
Dividends and interest	129,158
Prepaid expenses	35,733

Total Assets	259,607,165

LIABILITIES
Call options written, at value (Premiums received $252,145)	358,550
Payables:
Fund shares redeemed	492,175
Investment securities purchased	2,670,444
Accrued liabilities:
Investment adviser fees	184,741
Administration fees	30,225
Custody fees	10,868
Service fees	246,194
12b-1 fees	3,180
Fund accounting fees	12,074
Transfer agent fees	11,057
Chief Compliance Officer fees	3,721
Other accrued expenses	62,798

Total Liabilities	4,086,027

NET ASSETS	$255,521,138

COMPONENTS OF NET ASSETS
Paid-in-capital	$361,704,764
Accumulated net investment loss	(1,007,060)
Accumulated net realized loss	(166,598,964)
Net unrealized appreciation (depreciation) on:
Investments	61,527,216
Written options	(106,405)
Receivables denominated in foreign currency	1,587

NET ASSETS	$255,521,138

COMPUTATION OF NET ASSET VALUE
Investor Shares:
Net Assets	$208,783,130
Shares Outstanding	14,294,801
Net asset value per share	$14.61
Institutional Shares:
Net Assets	$46,738,008
Shares Outstanding	3,155,656
Net asset value per share	$14.81

The accompanying notes are an integral part of these financial statements.

Winslow Green Mutual Funds

Statement of Operations
Six Months Ended June 30, 2011 (Unaudited)

Winslow Green
Growth Fund

INVESTMENT INCOME
Dividends from unaffiliated investments (net of dividend withholding tax of $60,594)	$842,006
Interest income	3,299

Total Investment Income	845,305

EXPENSES
Investment advisory fees	1,250,420
Service fees – Investor Shares	280,671
Reports to shareholders	56,703
12b-1 fees – Investor Shares	49,972
Transfer agent fees	49,380
Administration fees	48,515
Fund accounting fees	29,732
Miscellaneous expenses	21,982
Blue Sky fees	15,615
Custody fees	14,763
Audit fees	11,339
Chief Compliance Officer fees	6,821
Trustee fees	4,020
Legal fees	2,213
Insurance expense	753
Interest expense (Note 7)	163

Total Expenses	1,843,062
Fees recouped (Note 3)	9,303

Total Expenses after Recoupment	1,852,365

NET INVESTMENT LOSS	(1,007,060)

REALIZED AND UNREALIZED GAIN (LOSS)
Realized Gain (Loss) on:
Investments and foreign currency transactions unaffiliated	15,363,929
Written Options	(1,265,788)

Net Realized Gain	14,098,141

Change in Unrealized Appreciation (Depreciation) on:
Investments	(9,598,076)
Written Options	68,665
Receivables denominated in foreign currency	1,278

Net Change in Unrealized Appreciation (Depreciation)	(9,528,133)

NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS	4,570,008

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$3,562,948

The accompanying notes are an integral part of these financial statements.

Winslow Green Mutual Funds

Statements of Changes in Net Assets

	Winslow Green
	Growth Fund
	Six Months Ended
	June 30, 2011	Year Ended
	(Unaudited)	December 31, 2010

OPERATIONS
Net investment loss	$(1,007,060)	$(2,747,589)
Net realized gain (loss) on Investments, Written Options and Foreign Currency Transactions	14,098,141	(8,520,676)
Net change in unrealized appreciation (depreciation) on Investments, Written Options and Foreign Currency Translations	(9,528,133)	29,282,313

Increase in Net Assets Resulting from Operations	3,562,948	18,014,048

CAPITAL SHARE TRANSACTIONS
Sale of shares
Investor Shares	15,944,752	41,696,980
Institutional Shares	8,900,767	23,943,652
Redemption of shares
Investor Shares	(38,529,852)	(78,121,927)
Institutional Shares	(16,778,994)	(26,139,616)
Redemption fees
Investor Shares	59,203	17,765
Institutional Shares	48,023	12,219

Decrease from Capital Share Transactions	(30,356,101)	(38,590,927)

Decrease in Net Assets	(26,793,153)	(20,576,879)
NET ASSETS
Beginning of period/year	282,314,291	302,891,170

End of period/year	$255,521,138	$282,314,291

SHARE TRANSACTIONS
Sale of shares
Investor Shares	1,063,147	3,175,105
Institutional Shares	593,107	1,814,991
Redemption of shares
Investor Shares	(2,595,916)	(5,991,645)
Institutional Shares	(1,083,580)	(1,982,629)

Decrease in Shares	(2,023,242)	(2,984,178)

Undistributed (accumulated) net investment income (loss)	$(1,007,060)	$—

The accompanying notes are an integral part of these financial statements.

Winslow Green Mutual Funds

Winslow Green Growth Fund
Financial Highlights

For a share outstanding throughout each period/year

	Six Months
	Ended
	June 30, 2011		Year Ended December 31,
	(Unaudited)		2010		2009		2008	2007		2006

INVESTOR SHARES
NET ASSET VALUE PER SHARE, Beginning of period/year	$14.46		$13.47		$9.02		$23.42	$19.85		$17.62

INCOME FROM INVESTMENT OPERATIONS:
Net investment loss	(0.06	)(a)	(0.13	)(a)	(0.09	)(a)	(0.15)	(0.10	)(a)	(0.23	)(a)
Net realized and unrealized gain (loss) on investments, options and foreign currency transactions	0.21		1.12		4.54		(14.14)	4.70		2.46

Total from Investment Operations	0.15		0.99		4.45		(14.29)	4.60		2.23

DISTRIBUTIONS TO SHAREHOLDERS FROM
Net realized gain	—		—		—		(0.11)	(1.04)		(0.02)

Total from distributions	—		—		—		(0.11)	(1.04)		(0.02)

Redemption fees	—	(b)	—	(b)	—	(b)	— (b)	0.01		0.02

NET ASSET VALUE PER SHARE, End of period/year	$14.61		$14.46		$13.47		$9.02	$23.42		$19.85

TOTAL RETURN	1.04	%(c)	7.35%		49.33%		(61.01)%	23.47%		12.77%

RATIOS/SUPPLEMENTARY DATA:
Net assets, end of period/year (millions)	$208.8		$228.9		$251.1		$171.4	$379.7		$194.4
Ratio of expenses to average net assets:
After fees waived/recouped	1.39	%(d)	1.45%		1.45%		1.40%	1.45%		1.45%
Before fees waived/recouped	1.38	%(d)	1.43%		1.52%		1.43%	1.47%		1.49%
Ratio of net investment loss to average net assets
After fees waived/recouped	(0.78	)%(d)	(1.02)%		(0.87)%		(0.92)%	(0.46)%		(1.22)%
Before fees waived/recouped	(0.77	)%(d)	(1.00)%		(0.94)%		(0.95)%	(0.48)%		(1.26)%

PORTFOLIO TURNOVER RATE	26	%(c)	49%		93%		113%	94%		113%

(a)	Calculated using average shares outstanding throughout the period/year.
(b)	Less than $0.01 per share.
(c)	Not annualized.
(d)	Annualized.

The accompanying notes are an integral part of these financial statements.

Winslow Green Mutual Funds

Winslow Green Growth Fund
Financial Highlights

For a share outstanding throughout each period/year

	Six Months
	Ended									June 6, 2006(a)
	June 30, 2011		Year Ended December 31,							through
	(Unaudited)		2010		2009		2008	2007		December 31, 2006

INSTITUTIONAL SHARES
NET ASSET VALUE PER SHARE, Beginning of period/year	$14.64		$13.59		$9.07		$23.51	$19.87		$19.56

INCOME FROM INVESTMENT OPERATIONS:
Net investment loss	(0.04	)(b)	(0.10	)(b)	(0.07	)(b)	(0.09)	(0.04	)(b)	(0.11	)(b)
Net realized and unrealized gain (loss) on investments, options and foreign currency transactions	0.20		1.15		4.59		(14.25)	4.72		0.42

Total from Investment Operations	0.16		1.05		4.52		(14.34)	4.68		0.31

DISTRIBUTIONS TO SHAREHOLDERS FROM
Net realized gain	—		—		—		(0.11)	(1.04)		(0.02)

Total from distributions	—		—		—		(0.11)	(1.04)		(0.02)

Redemption fees	0.01		—	(c)	—	(c)	0.01	—	(c)	0.02

NET ASSET VALUE PER SHARE, End of period/year	$14.81		$14.64		$13.59		$9.07	$23.51		$19.87

TOTAL RETURN	1.16	%(d)	7.73%		49.83%		(60.94)%	23.80%		1.68	%(d)

RATIOS/SUPPLEMENTARY DATA:
Net assets, end of period/year (millions)	$46.7		$53.4		$51.8		$21.5	$37.1		$16.1
Ratio of expenses to average net assets:
After fees waived/recouped	1.09	%(e)	1.20%		1.20%		1.15%	1.20%		1.20	%(e)
Before fees waived/recouped	1.09	%(e)	1.14%		1.24%		1.18%	1.22%		1.51	%(e)
Ratio of net investment loss to average net assets
After fees waived/recouped	(0.48	)%(e)	(0.77)%		(0.62)%		(0.67)%	(0.20)%		(1.06	)%(e)
Before fees waived/recouped	(0.48	)%(e)	(0.71)%		(0.66)%		(0.70)%	(0.22)%		(1.37	)%(e)

PORTFOLIO TURNOVER RATE	26	%(d)	49%		93%		113%	94%		113	%(d)

(a)	Commencement of operations.
(b)	Calculated using average shares outstanding throughout the period/year.
(c)	Less than $0.01 per share.
(d)	Not annualized.
(e)	Annualized.

The accompanying notes are an integral part of these financial statements.

Winslow Green Mutual Funds

Notes to Financial Statements/
June 30, 2011 (Unaudited)

NOTE 1.	ORGANIZATION

Winslow Green Growth Fund (the “Fund”) is a diversified series of shares of beneficial interest of Professionally Managed Portfolios (the “Trust”), which is registered under the Investment Company Act of 1940 (the “1940 Act”) as an open-end management investment company. The Fund currently offers two classes of shares: Investor Shares and Institutional Shares. Investors Shares commenced operations on April 1, 2001 and Institutional Shares commenced operations on June 6, 2006. The Fund was reorganized into a newly created series of the Trust on May 27, 2008.

Each share class has equal rights as to earnings and assets except that each class bears different shareholder servicing and distribution expenses. Each share class has exclusive voting rights with respect to matters that affect just that class. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.

The investment objective of the Fund is to seek long-term capital growth. The Fund will invest at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities of environmentally sustainable companies.

NOTE 2.	SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund. These policies are in conformity with accounting principles generally accepted in the United States of America.

A.	Security Valuation. All equity securities that are traded on a national securities exchange, except those listed on the NASDAQ Global Market® (“NASDAQ”), are valued at the last reported sale price on the exchange on which the security is principally traded. Securities traded on NASDAQ will be valued at the NASDAQ Official Closing Price (“NOCP”). If, on a particular day, an exchange-traded or NASDAQ security does not trade, then the mean between the most recent quoted bid and asked prices will be used. All equity securities that are not traded on a listed exchange are valued at the last sale price in the over-the-counter market. If a non-exchange traded security does not trade on a particular day, then the mean between the last quoted closing bid and asked price will be used.

Debt securities are valued by using the mean between the closing bid and asked prices provided by an independent pricing service. If the closing bid and asked prices are not readily available, the independent pricing service may provide a price determined by a matrix pricing method. These techniques generally consider such factors as yields or prices of bonds of comparable quality, type of issue, coupon, maturity, ratings and general market conditions. In the absence of a price from a pricing service, securities are valued at their respective fair values as determined in good faith by the Board of Trustees.

Fixed income debt instruments, such as commercial paper, bankers’ acceptances and U.S. Treasury Bills, having a maturity of less than 60 days are valued at amortized cost. Any discount or premium is accreted or amortized on a straight-line basis until maturity.

Exchange traded options are valued at the composite price, using the National Best Bid and Offer quotes (NBBO). NBBO consists of the highest bid price and lowest ask price across any of the exchanges on which an option is quoted, thus providing a view across the entire U.S. options marketplace. Composite option pricing calculates the mean of the highest bid price and lowest ask price across the exchanges where the option is traded.

Securities for which quotations are not readily available are valued at their respective fair values as determined in good faith by the Board of Trustees. When a security is “fair valued,” consideration is given to the facts and circumstances relevant to the particular situation, including a review of various factors set forth in the pricing procedures adopted by the Fund’s Board of Trustees. Fair value pricing is an inherently subjective process, and no single standard exists for determining fair value. Different funds could reasonably arrive at different values for the same security. The use of fair value pricing by a fund

Winslow Green Mutual Funds

Notes to Financial Statements
June 30, 2011 (Unaudited)

may cause the net asset value of its shares to differ significantly from the net asset value that would be calculated without regard to such considerations. As of June 30, 2011, the Fund held three fair valued securities with a market value of $0 or 0.0% of total net assets.

As described above, the Fund utilizes various methods to measure the fair value of most of its investments on a recurring basis. U.S. GAAP establishes a hierarchy that prioritizes inputs to valuations methods. The three levels of inputs are:

Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following is a summary of the inputs used to value the Fund’s investments as of June 30, 2011:

	Level 1	Level 2	Level 3

Common Stockˆ	$241,543,767	$—	$0
Warrants	$—	$0	$—
Short-Term Investments	$17,320,619	$—	$—

Total Investments in Securities	$258,864,386	$0	$0

Written Options	$(358,550)	$—	$—

ˆ	See Schedule of Investments for industry breakout.

There were no significant transfers into or out of Levels 1 and 2 during the six months ended June 30, 2011.

Level 3 Reconciliation	Investments in Securities

Balance as of 12/31/10	$0
Transfers into Level 3	—
Unrealized Appreciation (Depreciation)	—

Balance as of 6/30/11	$0

B.	Federal Income Taxes. The Fund has elected to be taxed as a “regulated investment company” and intends to distribute substantially all taxable income to its shareholders and otherwise comply with the

Winslow Green Mutual Funds

Notes to Financial Statements
June 30, 2011 (Unaudited)

provisions of the Internal Revenue Code applicable to regulated investment companies. Therefore, no provision for federal income taxes or excise taxes has been made.

In order to avoid imposition of the excise tax applicable to regulated investment companies, the Fund intends to declare each year as dividends, in each calendar year, at least 98% of its net investment income (earned during the calendar year) and 98% of its net realized capital gains (earned during the twelve months ended October 31) plus undistributed amounts, if any, from prior years.

Net capital losses incurred after October 31 and within the taxable year are deemed to arise on the first business day of the Fund’s next taxable year.

The Fund recognizes tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed the Fund’s tax position and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain income tax positions taken on returns filed for open tax years (2008-2010). The Fund identifies its major tax jurisdictions as U.S. Federal and the State of Massachusetts; however the Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

C.	Securities Transactions and Investment Income. Investment securities transactions are accounted for on the trade date. Gains and losses realized on sales of securities are determined by identified cost. Discounts/premiums on debt securities purchased are accreted/amortized over the life of the respective securities using the effective interest method. Dividend income is recorded on the ex-dividend date. Interest income is recorded on an accrual basis.

D.	Distributions to Shareholders. Distributions to shareholders from net investment income and net realized gains on securities for the Funds are normally declared and paid on an annual basis. Distributions are recorded on the ex-dividend date.

E.	Options Contracts. When the Fund writes an option, an amount equal to the premium received by the Fund is recorded as a liability and is subsequently adjusted to the current value of the option written. Premiums received from writing options that expire unexercised are treated by the Funds on the expiration date as realized gain from investments. The difference between the premium and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain, or if the premium is less than the amount paid for the closing purchase transaction, as a realized loss. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security or currency in determining whether the Fund has a realized a gain or loss. If a put option is exercised, the premium reduces the cost basis of the securities purchased by the Fund. The Fund, as writer of an option, bears the market risk of an unfavorable change in the price of the security underlying the written option.

When the Fund purchases an option, an amount equal to the premium paid by the Fund is recorded as an investment and is subsequently adjusted to the current value of the option purchased. If an option expires on the stipulated expiration date or if the Fund enters into a closing sale transaction, a gain or loss is realized. If a call option is exercised, the cost of the security acquired is increased by the premium paid for the call. If a put option is exercised, a gain or loss is realized from the sale of the underlying security, and the proceeds from such sale are decreased by the premium originally paid. Written and purchased options are non-income producing securities.

Winslow Green Mutual Funds

Notes to Financial Statements
June 30, 2011 (Unaudited)

The activity in options written during the six months ended June 30, 2011, is as follows:

		Premiums
	Contracts	Received

Options outstanding, beginning of period	1,000	$199,930
Options written	3,960	684,699
Options exercised	—	—
Options expired	(1,000)	(199,930)
Options closed	(2,950)	(432,554)

Options outstanding, end of period	1,010	$252,145

The Fund has adopted financial reporting rules and regulations that require enhanced disclosure regarding derivatives and hedging activity intending to improve financial reporting of derivative instruments by enabling investors to understand how and why an entity uses derivatives, how derivatives are accounted for, and how derivative instruments affect an entity’s results of operations and financial position.

The Fund may write covered put and call options on securities, securities indices and currencies in which they may invest. A covered call option involves the Fund giving another party, in return for a premium, the right to buy specified securities owned by the Fund by a specified future date at a price set at the time of contract. A covered call option serves as a partial hedge against a price decline of the underlying security. However, by writing a covered call option, the Fund gives up the opportunity, while the option is in effect, to realize gain from any price increase (above the option exercise price) in the underlying security.

A covered put option gives the holder of the option the right to sell the underlying security to the Fund at the stated exercise price. The Fund will receive a premium for writing a put option, but will be obligated for as long as the option is outstanding to purchase the underlying security at a price that may be higher than the market value of that security at the time of exercise. In order to “cover” put options it has written, the Fund will cause its custodian to segregate cash, cash equivalents, U.S. Government securities or other liquid equity or debt securities with at least the value of the exercise price of the put options.

The Fund will not enter into an options contract if immediately thereafter more than 5% of the Fund’s total assets would be invested in options contracts. At June 30, 2011 the Fund had (0.1%) of its total assets invested in options.

Statement of Assets and Liabilities – Market values of Derivative Instruments as of June 30, 2011:

Liability Derivatives
Statement of Assets and Liabilities Location	Market Value

Winslow Green Growth Fund Call options written, at value	$(358,550)

Statement of Operations – The effect of Derivative Instruments on the Statement of Operations for the six months ended June 30, 2011:

Amount of Realized Loss
on Derivatives Recognized in Income	Written Options

Winslow Green Growth Fund	$(1,265,788)

Change in Unrealized Appreciation/(Depreciation)
on Derivatives Recognized in Income	Written Options

Winslow Green Growth Fund	$68,665

Winslow Green Mutual Funds

Notes to Financial Statements
June 30, 2011 (Unaudited)

F.	Foreign Currency. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. Dollar amounts at the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. Dollar amounts on the respective dates of such transactions.

The Fund does not isolate the portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

The Fund reports net realized foreign exchange gains and losses that arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. Dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal year end, resulting from changes in exchange rates.

G.	Use of Estimates. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amount of revenue and expenses during the reporting year. Actual results could differ from those estimates.

H.	Share Valuation. The net asset value (“NAV”) per share of the Fund is calculated by dividing the sum of the value of the securities held by the Fund, plus cash and other assets, minus all liabilities by the total number of shares outstanding for the Fund, rounded to the nearest cent. The Fund’s shares will not be priced on the days on which the New York Stock Exchange (“NYSE”) is closed for trading. The offering and redemption price per share for the Fund is equal to the Fund’s net asset value per share. The Fund charges a 2.00% redemption fee and exchange fee on shares held less than 90 days. These fees are deducted from the redemption proceeds otherwise payable to the shareholder. The Fund will retain the fee charged as paid-in capital and such fees become part of the Fund’s daily NAV calculation.

I.	Guarantees and Indemnifications. In the normal course of business, the Fund enters into contracts with service providers that contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that has not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

J.	Subsequent Events. In preparing these financial statements, the Fund has evaluated events and transactions for potential recognition or disclosure through the date the financial statements were issued.

K.	Recent Accounting Pronouncement. In May 2011, the Financial Accounting Standards Board issued Accounting Standards Update (“ASU”) No. 2011-04 “Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and International Financial Reporting Standards (“IFRS”)”. ASU 2011-04 includes common requirements for measurement of and disclosure about fair value between U.S. GAAP and IFRS. ASU 2011-04 will require reporting to entities to disclose the following information for fair value measurements categorized within Level 3 of the fair value hierarchy: quantitative information about the unobservable inputs used in the fair value measurement, the valuation processes used by the reporting entity, and a narrative description of the sensitivity of the fair value measurement to changes in observable inputs and the interrelationships between those unobservable inputs. In addition, ASU 2011-04 will require reporting to entities to make disclosures about amounts and reasons for all transfers in and out of Level 1 and Level 2 fair value measurements. The new and revised disclosures are effective for interim and annual reporting periods beginning after December 15, 2011. At this time, management is evaluating the implications of ASU 2011-04 and its impact on the financial statements.

Winslow Green Mutual Funds

Notes to Financial Statements
June 30, 2011 (Unaudited)

L.	Regulated Investment Company Modernization Act. On December 22, 2010, the Regulated Investment Company Modernization Act of 2010 (the “Modernization Act”) was signed by the President. The Modernization Act modernizes several of the federal income and excise tax provisions related to RICs. Some highlights of the enacted provisions are as follows:

New capital losses may now be carried forward indefinitely, and retain the character of the original loss. Under pre-enactment law, capital losses could be carried forward for eight years, and carried forward as short-term capital, irrespective of the character of the original loss.

The Modernization Act contains simplification provisions, which are aimed at preventing disqualification of a RIC for “inadvertent” failures of the asset diversification and/or qualifying income tests. Additionally, the Modernization Act exempts RICs from the preferential dividend rule, and repealed the 60-day designation requirement for certain types of pay-through income and gains.

Finally, the Modernization Act contains several provisions aimed at preserving the character of distributions made by a fiscal year RIC during the portion of its taxable year ending after October 31 or December 31, reducing the circumstances under which a RIC might be required to file amended Forms 1099 to restate previously reported distributions.

Except for the simplification provisions related to RIC qualification, the Modernization Act is effective for taxable years beginning after December 22, 2010. The provisions related to RIC qualification are effective for taxable years for which the extended due date of the tax return is after December 22, 2010.

NOTE 3.	COMMITMENTS AND OTHER RELATED PARTY TRANSACTIONS

Brown Investment Advisory Incorporated (the “Advisor”) provides the Fund with investment management services under an Investment Advisory Agreement (the “Agreement”). Under the Agreement, the Advisor furnishes all investment advice, office space, certain administrative services, and most of the personnel needed by the Fund. As compensation for their services, the Advisor is entitled to a monthly fee at an annual rate of 0.90% based upon the average daily net assets of the Fund. For the six months ended June 30, 2011, the Fund incurred $1,250,420 in advisory fees.

The Advisor has contractually agreed to waive its fees and/or reimburse certain Fund expenses in order to limit its total annual operating expenses to 1.45% for Investor Class Shares, and 1.20% for Institutional Class Shares.

Additionally, any fees waived since the Advisor’s March 31, 2009 acquisition of the Fund’s previous Advisor, Winslow Management Company, LLC shall be reimbursed by the Fund to the Advisor, if so requested by the Advisor, anytime before the end of the third fiscal year following the year to which the fee waiver relates, provided the aggregate amount of the Fund’s current operating expenses for such fiscal years does not exceed the applicable limitation of Fund expenses. The Fund must pay its ordinary operating expenses before the Advisor is entitled to any reimbursements of fees and/or expenses. Any such reimbursement is also contingent upon the Board of Trustees review and approval.

For the six months ended June 30, 2011, the Advisor recouped previously waived fees in the amount of $9,303. As of June 30, 2011, all previously waived fees have been recouped by the Advisor.

U.S. Bancorp Fund Services, LLC (“USBFS”), an indirect wholly-owned subsidiary of U.S. Bancorp, serves as the Fund’s Administrator (“Administrator”) and, in that capacity, performs various administrative and accounting services for the Fund. USBFS also serves as the Fund’s fund accountant, transfer agent, dividend disbursing agent and registrar. The Administrator prepares various federal and state regulatory filings, reports and returns for the Fund; prepares reports and materials to be supplied to the trustees; monitors the activities of the Fund’s custodian, transfer agent and accountants; coordinates the preparation and payment of the Fund’s expenses and reviews the Fund’s expense accruals.

Winslow Green Mutual Funds

Notes to Financial Statements
June 30, 2011 (Unaudited)

For the period ended June 30, 2011, the Winslow Green Growth Fund incurred $48,515 in administration fees. The officers of the Trust are employees of the Administrator. The Chief Compliance Officer is also an employee of the Administrator. For the period ended June 30, 2011, the Winslow Green Growth Fund was allocated $6,821 of the Trust’s Chief Compliance Officer fee.

Quasar Distributors, LLC, (the “Distributor”) serves as principal underwriter for shares of the Fund, and acts as the Fund’s Distributor in a continuous public offering of the Fund’s shares. U.S. Bank, N.A. serves as the Funds’ custodian (the “Custodian”). Both the Distributor and Custodian are affiliates of the Administrator.

The Fund has adopted a 12b-1 Distribution Plan (the “12b-1 Plan”) in accordance with Rule 12b-1 under the 1940 Act. The 12b-1 Plan provides that the Fund’s Investor Shares may pay a fee of up to 0.25% of the average daily net assets of the Fund to finance a portion of the costs incurred in distributing the Fund’s Investor Shares. For the six months ended June 30, 2011, the Fund’s Investor Class Shares incurred $49,972 in 12b-1 fees.

The Fund has adopted a Shareholder Servicing Plan (the “Plan”) on behalf of the Fund’s Investor Class Shares. Under the Plan, the Investor class shares are authorized to pay an annual shareholder servicing fee of 0.25% of average daily net assets. This fee is used to finance certain activities relating to servicing and maintaining shareholder accounts. For the six months ended June 30, 2011, the Investor Class Shares of the Fund incurred $280,671 in shareholder servicing fees.

NOTE 4.	PURCHASES AND SALES OF SECURITIES

The cost of purchases and proceeds from the sales of securities, excluding short-term investments, for the six months ended June 30, 2011 were $120,036,213 and $73,267,390, respectively.

The cost basis of investments for federal income tax purposes at June 30, 2011 was as follows:

Cost of investments	$197,137,260

Gross tax unrealized appreciation	68,321,001
Gross tax unrealized depreciation	(6,593,875)

Net tax unrealized appreciation	61,727,126

Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund’s previous fiscal year end.

NOTE 5.	DISTRIBUTIONS TO SHAREHOLDERS

The Fund did not distribute make any distributions to shareholders for the six months ended June 30, 2011 or for the year ended December 31, 2010.

As of December 31, 2010, the components of distributable earnings on a tax basis were as follows:

Net tax unrealized appreciation	$70,950,202
Unrealized currency appreciation	309
Undistributed ordinary income	—
Undistributed long-term capital gain	—

Total distributable earnings	—

Other accumulated loss	(180,697,085)

Total accumulated earnings	$(109,746,574)

The difference between components of distributable earnings on a tax basis and the amounts reflected in the Statements of Assets and Liabilities are primarily due to wash sales and calendar year open straddle losses.

Winslow Green Mutual Funds

Notes to Financial Statements
June 30, 2011 (Unaudited)

NOTE 6.	INVESTMENTS IN AFFILIATES

Affiliated companies, as defined in Section 2 (a) (3) of the Investment Company Act of 1940, are companies for which 5% or more of the outstanding voting shares are held by the Funds. As of June 30, 2011, the market value of all securities of affiliated companies held in the Fund amounted to $2,658,600, representing 1.0% of net assets. For the six months ended June 30, 2011, the Fund had the following transactions with affiliated companies:

	Share			Share
	Balance			Balance		Dividend	Value
	December 31,			June 30,	Realized	Income,	June 30,	Acquisition
	2010	Purchases	Sales	2011	Loss	net	2011	Cost

World Energy Solutions, Inc.	633,000	—	—	633,000	—	—	2,658,600	5,712,333

NOTE 7.	CREDIT FACILITY

U.S. Bank, N.A. has made available to the Fund a credit facility pursuant to a separate Loan and Security Agreement for temporary or extraordinary purposes. For the six months ended June 30, 2011, the average interest rate on the outstanding principal amount was 3.25%. Advances are not collateralized by a first lien against the Fund’s assets. During the six months ended June 30, 2011, the Fund had an outstanding average daily loan balance of $10,215. The maximum amount outstanding for the current lending agreement during the six months ended June 30, 2011 was $282,000. Interest expense amounted to $163 for the Fund.

Winslow Green Mutual Funds

Additional Information (Unaudited)
June 30, 2011

Proxy Voting Information

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge and upon request by calling (888) 314-9049. Furthermore, you can obtain the description on the SEC’s website at www.sec.gov.

Information regarding how the Fund voted proxies relating to portfolio securities for the 12-month period ended June 30, 2011 is available without charge, upon request, by calling (888) 314-9049 or through the SEC’s website at www.sec.gov.

Availability of Quarterly Portfolio Schedules

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Form N-Q is available without charge and upon request on the SEC’s website at www.sec.gov or may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling (202) 551-8090.

Householding

In addition, in an effort to decrease costs, the Fund will start reducing the number of duplicate Prospectuses, supplements, Annual Reports and Semi-Annual Reports you receive by sending only one copy of each to those addresses shared by two or more accounts. Call toll-free at (888) 314-9049 to request individual copies of these documents or if your shares are held through a Financial Intermediary please contact them directly. The Fund will begin sending individual copies thirty days after receiving your request. This policy does not apply to account statements.

Winslow Green Mutual Funds

Additional Information (Unaudited)
June 30, 2011

Privacy Notice

The Fund collects non-public personal information about you from the following sources:

•	Information we receive about you on applications or other forms;

•	Information you give us orally; and/or

•	Information about your transactions with us or others.

We do not disclose any non-public personal information about our shareholders or former shareholders without the shareholder’s authorization, except as permitted by law or in response to inquiries from governmental authorities. We may share information with affiliated parties and unaffiliated third parties with whom we have contracts for servicing the Funds. We will provide unaffiliated third parties with only the information necessary to carry out their assigned responsibility. All shareholder records will be disposed of in accordance with applicable law. We maintain physical, electronic and procedural safeguards to protect your non-public personal information and require third parties to treat your non-public personal information with the same high degree of confidentiality.

In the event that you hold shares of a Fund through a financial intermediary, including, but not limited to, a broker-dealer, bank or trust company, the privacy policy of your financial intermediary would govern how your non-public personal information would be shared with unaffiliated third parties.

Winslow Green Mutual Funds

Notes

Winslow Green Mutual Funds

Notes

WINSLOW
Green Mutual Funds

Investment Advisor
Brown Investment Advisory Incorporated
901 South Bond Street, Suite 400
Baltimore, MD 21231

Custodian
U.S. Bank N.A.
1555 N. River Center Drive, Suite 302
Milwaukee, Wisconsin 53212

Transfer Agent
U.S. Bancorp Fund Services, LLC
P.O. Box 701
Milwaukee, Wisconsin 53201-0701
(888) 314-9049

Distributor
Quasar Distributors, LLC
615 East Michigan Street
Milwaukee, Wisconsin 53202

Independent Registered Public Accounting Firm
Tait, Weller & Baker LLP
1818 Market Street, Suite 2400
Philadelphia, PA 19103

Legal Counsel
Paul, Hastings, Janofsky & Walker, LLP
Park Avenue Tower
77 E. 55th Street, Floor 15
New York, NY 10022

Winslow Green Growth Fund – Investor Shares
Symbol – WGGFX
CUSIP – 742935273

Winslow Green Growth Fund – Institutional Shares
Symbol – WGGIX
CUSIP – 742935265

Printed with vegetable-based inks
127-SAR-0611

Item 2. Code of Ethics.
     Not applicable for semi-annual reports.
Item 3. Audit Committee Financial Expert.
     Not applicable for semi-annual reports.
Item 4. Principal Accountant Fees and Services.
     Not applicable for semi-annual reports.
Item 5. Audit Committee of Listed Registrants.
     Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).
Item 6. Schedule of Investments.
     Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.
Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.
     Not applicable to open-end investment companies.
Item 8. Portfolio Managers of Closed-End Management Investment Companies.
     Not applicable to open-end investment companies.
Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.
     Not applicable to open-end investment companies.
Item 10. Submission of Matters to a Vote of Security Holders.
     There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.
Item 11. Controls and Procedures.
(a)	The Registrant’s President and Treasurer have reviewed the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b)

under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.
(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.
Item 12. Exhibits.
(a)	(1) Any code of ethics or amendment thereto, that is subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Incorporate by reference to previous Form N-CSR filing.
(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.
(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable to open-end investment companies.
(b)	Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES
     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	PROFESSIONALLY MANAGED PORTFOLIOS

By (Signature and Title)*	/s/ Eric W. Falkeis
Eric W. Falkeis, President
Date 8/26/11
     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Eric W. Falkeis
Eric W. Falkeis, President
Date 8/26/11

By (Signature and Title)*	/s/ Patrick J. Rudnick
Patrick J. Rudnick, Treasurer
Date 8/26/11
     • Print the name and title of each signing officer under his or her signature.

1